Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value	$ .001	$ .001	$ .001
Common stock, shares authorized	199,000,000	199,000,000	49,500,000
Common stock, shares issued	99,878,079	99,768,704	33,661,388
Common stock, shares outstanding	99,878,079	99,768,704	33,661,388
Series D Convertible Preferred Stock [Member]
Mezzanine equity, par value	$ .001	$ .001	$ .001
Mezzanine equity, shares authorized	238,871	238,871	238,871
Mezzanine equity, shares issued	149,448	146,998	0
Mezzanine equity, shares outstanding	149,448	146,998	0
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ .001	$ .001	$ .001
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ .001	$ .001	$ .001
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock, shares issued	6,100	6,100
Preferred stock, shares outstanding	6,100	6,100
Series C Convertible Preferred Stock [Member]
Preferred stock, par value	$ .001	$ .001	$ .001
Preferred stock, shares authorized	45,000	45,000	45,000
Preferred stock, shares issued
Preferred stock, shares outstanding